American Beacon International Equity Index Fund | American Beacon International Equity Index Fund
American Beacon International Equity Index Fund
Supplement dated July 16, 2014 to the Prospectus dated April 30, 2014 The information below supplements the Fund's Prospectus dated April 30, 2014, and is in addition to any other supplement(s):
Fees and Expenses of the Fund
In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Beacon International Equity Index Fund Institutional Class
Management fees	[1]	0.01%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.20%
Total annual fund operating expenses	[1]	0.21%
[1]	The fees and expenses and the example shown in the table that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Master International Index Series ('Portfolio') of the Quantitative Master Series LLC.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time  periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
American Beacon International Equity Index Fund Institutional Class	22	69	120	269

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE